INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Revenue
Royalties			$ 1,492,026	$ 1,216,161
Revenues from contracts with customers	$ 48,003,308	$ 62,272,547	90,108,598	98,502,367
Sale of goods and services
Revenue
Revenues from contracts with customers			$ 88,616,572	$ 97,286,206